3 CASH	12 Months Ended
Dec. 31, 2018
Notes
3 CASH

3         CASH

Cash in the consolidated financial statements of financial position comprise of cash deposits held in financial institutions. The balance at December 31, 2018 consists of cash on deposit with major Canadian and US banks.

	December 31, 2018	December 31, 2017

Cash on deposit	$1,594,429	$386,630
Total	$1,594,429	$386,630